Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total intangible assets gross	$ 20,393	$ 21,591
Accumulated amortization	(20,297)	(21,495)
Total intangible assets, net	96	96
Amortization charge for the year to December 31,		1	$ 156
Cryptocurrencies Not Subject to Amortization
Finite-Lived Intangible Assets [Line Items]
Total intangible assets gross	96	96
Trademarks
Finite-Lived Intangible Assets [Line Items]
Total intangible assets gross	139	149
Accumulated amortization	(139)	(149)
Patents
Finite-Lived Intangible Assets [Line Items]
Total intangible assets gross	2,281	2,281
Accumulated amortization	(2,281)	(2,281)
License Agreements
Finite-Lived Intangible Assets [Line Items]
Total intangible assets gross	11,378	12,132
Accumulated amortization	(11,378)	(12,132)
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Total intangible assets gross	6,499	6,933
Accumulated amortization	$ (6,499)	$ (6,933)